Fair Value Measurements - Schedule of Fair Value Measurements (Details) - USD ($)		Sep. 30, 2023		Jun. 30, 2023
Assets, at fair value:
Fair Value		$ 1,178,633,000	[1],[2],[3]	$ 935,310,172
Money market funds		40,090,000		2,771,624
Total assets, at fair value:		1,218,723,000
Debt Investments
Assets, at fair value:
Fair Value		1,178,539,000	[3]	935,310,172
Equity Investments
Assets, at fair value:
Fair Value	[1],[2],[3]	94,000
Level 1
Assets, at fair value:
Money market funds		40,090,000		$ 2,771,624
Total assets, at fair value:		40,090,000
Level 2
Assets, at fair value:
Fair Value		139,934,000
Total assets, at fair value:		139,934,000
Level 2 | Debt Investments
Assets, at fair value:
Fair Value		139,934,000
Level 3
Assets, at fair value:
Fair Value		1,038,699,000
Total assets, at fair value:		1,038,699,000
Level 3 | Debt Investments
Assets, at fair value:
Fair Value		1,038,605,000
Level 3 | Equity Investments
Assets, at fair value:
Fair Value		$ 94,000

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 5. Fair Value Measurements.